Document And Entity Information	3 Months Ended
Nov. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Trading Symbol	artl
Current Fiscal Year End Date	--08-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false